AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 60,595	$ 65,346
Gross unrealized gain	103	9
Gross unrealized loss	(191)	(434)
Fair value	60,507	64,921
Available-for-sale securities matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	20,032	20,370
Gross unrealized gain	31	1
Gross unrealized loss	(14)	(19)
Fair value	20,049	20,352
Available-for-sale securities matures after one year through three years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	34,472	29,982
Gross unrealized gain	70	3
Gross unrealized loss	(78)	(236)
Fair value	34,464	29,749
Available-for-sale securities matures after three year through five years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	6,091	14,994
Gross unrealized gain	2	5
Gross unrealized loss	(99)	(179)
Fair value	5,994	14,820
Governmental debentures [Member] | Available-for-sale securities matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	339	293
Gross unrealized gain	0
Gross unrealized loss	0	0
Fair value	339	293
Governmental debentures [Member] | Available-for-sale securities matures after one year through three years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		978
Gross unrealized gain
Gross unrealized loss		(6)
Fair value		972
Governmental debentures [Member] | Available-for-sale securities matures after three year through five years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	100	344
Gross unrealized gain
Gross unrealized loss		(5)
Fair value	100	339
Corporate debentures [Member] | Available-for-sale securities matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	19,693	20,077
Gross unrealized gain	31	1
Gross unrealized loss	(14)	(19)
Fair value	19,710	20,059
Corporate debentures [Member] | Available-for-sale securities matures after one year through three years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	34,472	29,004
Gross unrealized gain	70	3
Gross unrealized loss	(78)	(230)
Fair value	34,464	28,777
Corporate debentures [Member] | Available-for-sale securities matures after three year through five years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	5,991	14,650
Gross unrealized gain	2	5
Gross unrealized loss	(99)	(174)
Fair value	$ 5,894	$ 14,481